REVENUE	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
REVENUE
NOTE 4 - REVENUE
4.1 Disaggregation of revenue
The following table presents our revenue by product line:

(in millions of Euros)	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Packaging rolled products	2,172	2,245	2,146
Automotive rolled products	816	636	483
Specialty and other thin-rolled products	151	169	176
Aerospace rolled products	863	773	760
Transportation, Industry and other rolled products	557	566	541
Automotive extruded products	797	714	614
Other extruded products	551	573	504
Other	—	10	13
Total Revenue	5,907	5,686	5,237

The following table presents our revenue by destination of shipment:

(in millions of Euros)	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
France	563	554	557
Germany	1,260	1,339	1,217
United Kingdom	194	175	188
Switzerland	68	77	123
Other Europe	1,078	1,038	940
United States	2,175	1,897	1,691
Canada	89	107	78
Asia and Other Pacific	277	300	270
All Other	203	199	173
Total Revenue	5,907	5,686	5,237

Revenue is recognized at a point in time, except for certain products representing less than 1% of total revenue with no alternative use for which we have a right to payment.